UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller                  New York, NY                  5/17/04
-------------------                 -------------                 -------
    [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         89
Form 13F Information Table Value Total:         $444,785
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC



                                                              Value                SH/ PUT/            Other
Issuer                         Class                CUSIP    (x$1000)  SH/PRN AM   PRN CALL  Inv Discr  Mgr    SOLE  SHARED  NONE
---------------------------    ----------------   ---------  --------  ---------   --- ----  ---------- -----  ----  ------  ----
3COM CORP                      COM                885535104    1094      155000     SH         DEFINED   01   155000
ABERCROMBIE & FITCH CO         CL A               002896207    3384       10000     SH         DEFINED   01    10000
AETHER SYS INC                 NOTE  6.000% 3/2   00808VAA3    2993     3000000    PRN         DEFINED   01                3000000
AGILENT TECHNOLOGIES INC       COM                00846U101    1183       37400     SH         DEFINED   01    37400
ALEXION PHARMACEUTICALS INC    NOTE  5.750% 3/1   015351AB5     998     1000000    PRN         DEFINED   01                1000000
AMGEN INC                      NOTE         3/0   031162AE0    4125     5500000    PRN         DEFINED   01                5500000
ANDREA ELECTRONICS CORP        COM                034393108       3     1738940     SH         DEFINED   01  1738940
APPLIED MATLS INC              COM                038222105    1482       69500        PUT     DEFINED   01    69500
BERHSHIRE HATHAWAY INC DEL     CL B               084670207    2333          75     SH         DEFINED   01       75
BLUE RHINO CORP                COM                095811105    9219      544226     SH         DEFINED   01   544226
BOWATER INC                    COM                102183100    5323      122000        PUT     DEFINED   01   122000
CAPITAL ONE FINL CORP          COM                14040H105    3055       40500        PUT     DEFINED   01    40500
CARNIVAL CORP                  NOTE        10/2   143658AS1    5119     6500000    PRN         DEFINED   01                6500000
CARNIVAL CORP                  DBCV  2.000% 4/1   143658AN2    2568     2000000    PRN         DEFINED   01                2000000
CASTLE ENERGY CORP             COM PAR$0.50N      148449309     365       36900     SH         DEFINED   01    36900
CBRL GROUP INC                 NOTE         4/0   12489VAB2    8910    18000000    PRN         DEFINED   01               18000000
CENTERPOINT ENERGY INC         NOTE  3.750% 5/1   15189TAC1    9173     8000000    PRN         DEFINED   01                8000000
CHARMING SHOPPES INC           NOTE  4.750% 6/0   161133AC7    9287     8200000    PRN         DEFINED   01                8200000
CNET INC                       NOTE  5.000% 3/0   125945AC9    1940     2000000    PRN         DEFINED   01                2000000
COMPUTER ASSOC INTL INC        NOTE  5.000% 3/1   204912AR0   14092    11250000    PRN         DEFINED   01               11250000
COMPUTER NETWORK TECHNOLOGY    NOTE  3.000% 2/1   204925AC5    4550     5000000    PRN         DEFINED   01                5000000
CSX CORP                       DBCV        10/3   126408GA5   12968    15530000    PRN         DEFINED   01               15530000
CURAGEN CORP                   SDCV  6.000% 2/0   23126RAC5    5409     5450000    PRN         DEFINED   01                5450000
DELL INC                       COM                24702R101    2774       82500        PUT     DEFINED   01    82500
DISNEY WALT CO                 COM DISNEY         254687106    2422       96900     SH         DEFINED   01    96900
E TRADE FINANCIAL CORP         NOTE  6.000% 2/0   269246AB0    6638     6500000    PRN         DEFINED   01                6500000
ELECTRONIC DATA SYS NEW        COM                285661104    1711       88400        PUT     DEFINED   01    88400
ELECTRONIC DATA SYS NEW        NOTE  3.875% 7/1   285661AF1    8351     8500000    PRN         DEFINED   01                8500000
ENZON PHARMACEUTICALS INC      NOTE  4.500% 7/0   293904AB4    8595     9000000    PRN         DEFINED   01                9000000
FREEPORT-MCMORAN COPPER & GO   NOTE  7.000% 2/1   35671DAK1    3220     2000000    PRN         DEFINED   01                2000000
HASBRO INC                     DBCV  2.750%12/0   418056AN7   14211    12000000    PRN         DEFINED   01               12000000
HEALTH MGMT ASSOC INC NEW      NOTE         1/2   421933AD4    8094     8650000    PRN         DEFINED   01                8650000
HILTON HOTELS CORP             NOTE  3.375% 4/1   432848AZ2    6413     6000000    PRN         DEFINED   01                6000000
IMCLONE SYS INC                NOTE  5.500% 3/0   45245WAD1     818      800000    PRN         DEFINED   01                 800000
INCO LTD                       DBCV  1.000% 3/1   453258AT2    3885     3010000    PRN         DEFINED   01                3010000
INCYTE CORP                    NOTE  5.500% 2/0   45337CAC6    1995     2000000    PRN         DEFINED   01                2000000
INTEL CORP                     COM                458140100    1491       54800        PUT     DEFINED   01    54800
INTERNATIONAL BUSINESS MACHS   COM                459200101   17174      187000        PUT     DEFINED   01   187000
INTERNATIONAL BUSINESS MACHS   COM                459200101    8192       89200     SH         DEFINED   01    89200
INTERNATIONAL RECTIFIER CORP   NOTE  4.250% 7/1   460254AE5    3216     3200000    PRN         DEFINED   01                3200000
INTL PAPER CO                  DBCV         6/2   460146BM4    5282     9500000    PRN         DEFINED   01                9500000
KEANE INC                      SDCV  2.000% 6/1   486665AB8    5507     5000000    PRN         DEFINED   01                5000000
LATTICE SEMICONDUCTOR CORP     COM                518415104    1591      182300     SH         DEFINED   01   182300
LEAR CORP                      NOTE         2/2   521865AG0   11280    21200000    PRN         DEFINED   01               21200000
LENNAR CORP                    NOTE         4/0   526057AF1    3140     4000000    PRN         DEFINED   01                4000000
LENNOX INTL INC                NOTE  6.250% 6/0   526107AB3    2578     2000000    PRN         DEFINED   01                2000000
LIBERTY MEDIA CORP NEW         COM SER A          530718105    1265      115500     SH         DEFINED   01   115500
LOCKHEED MARTIN CORP           DBCV         8/1   539830AP4    4000     4000000    PRN         DEFINED   01                4000000



LOWES COS INC                  NOTE  0.861%10/1   548661CG0    2135     2000000    PRN         DEFINED   01                2000000
LSI LOGIC CORP                 NOTE  4.000%11/0   502161AG7    6939     7000000    PRN         DEFINED   01                7000000
LSI LOGIC CORP                 NOTE  4.000% 5/1   502161AJ1    6818     6000000    PRN         DEFINED   01                6000000
LYONDELL CHEMICAL CO           COM                552078107    1558      105000        PUT     DEFINED   01   105000
MASCO CORP                     NOTE         7/2   574599AW6   10957    23500000    PRN         DEFINED   01               23500000
MAXIM INTEGRATED PRODS INC     COM                57772K101    2536       54000        PUT     DEFINED   01    54000
MAXXAM INC                     COM                577913106     312       11200     SH         DEFINED   01    11200
MAXTOR CORP                    NOTE  6.800% 4/3   577729AC0    1247     1000000    PRN         DEFINED   01                1000000
MBIA INC                       COM                55262C950     251        4000        PUT     DEFINED   01     4000
MEDTRONIC INC                  COM                585055106    1480       31000     SH         DEFINED   01    31000
NASDAQ 100 TR                  UNIT SER 1         631100104   12544      350000        PUT     DEFINED   01   350000
NASDAQ 100 TR                  UNIT SER 1         631100104    2484       69300     SH         DEFINED   01    69300
NEWS AMER INC                  NOTE         2/2   652482AZ3    8356    14500000    PRN         DEFINED   01               14500000
OMNICOM GROUP INC              NOTE         7/3   681919AM8    9595     9500000    PRN         DEFINED   01                9500000
OMNICOM GROUP INC              NOTE         6/1   681919AP1    1732     1700000    PRN         DEFINED   01                1700000
PARKER DRILLING CO             NOTE  5.500% 8/0   701081AD3    1995     2000000    PRN         DEFINED   01                2000000
PENNEY J C INC                 NOTE  5.000%10/1   708160BV7    3169     2500000    PRN         DEFINED   01                2500000
PMI GROUP INC                  COM                69344M101    1027       27500        PUT     DEFINED   01    27500
PPL ENERGY SUPPLY LLC          NOTE  2.625% 5/1   69352JAE7    5269     5000000    PRN         DEFINED   01                5000000
QLT INC                        NOTE  3.000% 9/1   746927AB8   17509    10500000    PRN         DEFINED   01               10500000
QUALCOMM INC                   COM                747525103    2685       40500        PUT     DEFINED   01    40500
RADIAN GROUP INC               COM                750236101    1172       27500        PUT     DEFINED   01    27500
REGENERON PHARMACEUTICALS      NOTE  5.500%10/1   75886FAB3    2861     3000000    PRN         DEFINED   01                3000000
RESEARCH IN MOTION LTD         COM                760975102    2240       24000        PUT     DEFINED   01    24000
ROYAL CARIBBEAN CRUISES LTD    NOTE         2/0   780153AK8    7115    13000000    PRN         DEFINED   01               13000000
ROYAL CARIBBEAN CRUISES LTD    NOTE         5/1   780153AM4    4605     6500000    PRN         DEFINED   01                6500000
SANMINA SCI CORP               SDCV         9/1   800907AD9    4992     9600000    PRN         DEFINED   01                9600000
SCHLUMBERGER LTD               DBCV  1.500% 6/0   806857AC2    6029     5500000    PRN         DEFINED   01                5500000
SCHLUMBERGER LTD               COM                806857108    9578      150000        CALL    DEFINED   01   150000
SPX CORP                       NOTE         2/0   784635AD6    6413    10000000    PRN         DEFINED   01               10000000
STARWOOD HOTELS&RESORTS WRLD   NOTE  3.500% 5/1   85590AAJ3    5844     5500000    PRN         DEFINED   01                5500000
SUPERVALU INC                  NOTE        11/0   868536AP8    4355    13000000    PRN         DEFINED   01               13000000
TENET HEALTHCARE CORP          COM                88033G100     497       44500        PUT     DEFINED   01    44500
TEVA PHARMACEUTICALS FIN B V   DBCV  0.375%11/1   88164MAB4    1508     1000000    PRN         DEFINED   01                1000000
TEXAS INSTRS INC               COM                882508104    1067       36500        PUT     DEFINED   01    36500
TJX COS INC NEW                NOTE         2/1   872540AL3    6952     7900000    PRN         DEFINED   01                7900000
TXU CORP                       FRNT         7/1   873168AE8    2859     2500000    PRN         DEFINED   01                2500000
TYCO INTL GROUP S A            DBCV  2.750% 1/1   902118BF4   19023    14000000    PRN         DEFINED   01               14000000
UNION PAC CORP                 COM                907818108    2512       42000     SH         DEFINED   01    42000
UNION PAC CORP                 COM                907818108    5982      100000        PUT     DEFINED   01   100000
YAHOO INC                      FRNT         4/0   984332AB2    5173     3850000    PRN         DEFINED   01                3850000

                                    Total Records 89                     444785


